Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Schedule of capital commitments
	As at December 31, 2018	As at December 31, 2017
Contracted and authorized, in RMB	439,850,378	439,850,378
Contracted and authorized, in USD	64,088,236	67,315,108

Schedule of lease commitments
	As at December 31,
	2018	2017
Within 1 year	78,532	101,660
2-5 years	220,058	231,138
Thereafter	2,151,677	2,337,061
	2,450,267	2,669,859

	As at December 31,
	2018	2017
Within 1 year	73,353	77,046
2-5 years	220,058	231,138
Thereafter	2,151,677	2,337,061
	2,445,087	2,645,245